Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Profit (loss) before the provision for income taxes consisted of the following for the years ended December 31, 2024, 2023, and 2022:

	Year Ended December 31,
	2024	2023	2022
	(in thousands)
Israel	$(6,866)	$(23,269)	$(55,414)
International	(21,637)	(29,968)	(43,249)
Total	$(28,503)	$(53,237)	$(98,663)

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes was as follows:

	Year Ended December 31,
	2024	2023	2022
	(in thousands)
Current:
Israel	$—	$(225)	$4
International	6,224	6,039	8,715
Total current income tax expense	6,224	5,814	8,719
Deferred:
Israel	—	—	—
International	195	(16)	(2,677)
Total deferred income tax expense	195	(16)	(2,677)
Total provision for income taxes	$6,419	$5,798	$6,042

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of our statutory income tax expense to our effective income tax provision is as follows:

	Year Ended December 31,
	2024	2023	2022
	(in thousands)
Israel tax benefit at statutory rate	$(6,556)	$(12,245)	$(22,528)
Preferred enterprise	(85)	1,652	10,573
Foreign rate differential	(448)	(785)	(1,050)
Share-based compensation	6,178	8,158	9,717
Prior year tax income/(expense)	11	(302)	(6,675)
Permanent differences	870	587	(3,351)
Uncertain tax position	6,615	5,772	7,233
Change in valuation allowance	(166)	2,961	12,123
Total	$6,419	$5,798	$6,042

Schedule of Deferred Tax Assets and Liabilities
The following table presents the significant components of our deferred tax assets and liabilities:

	Year Ended December 31,
	2024	2023	2022
	(in thousands)
Deferred tax assets:
Research and development expenses	$4,459	$7,550	$7,374
Net operating loss	11,425	10,333	9,059
Deferred Compensation	8,088	6,762	5,214
Operating lease liabilities	4,833	5,565	6,456
Vacation and convalescence	732	746	730
Bad debts	130	84	78
Other	1,967	1,946	2,166
Gross deferred tax assets	31,634	32,986	31,077
Valuation allowance	(23,617)	(23,783)	(20,822)
Total deferred tax assets	8,017	9,203	10,255
Deferred tax liabilities:
Operating lease right-of-use assets	(4,739)	(5,577)	(6,387)
Deferred contract acquisition costs	(3,036)	(2,971)	(3,009)
Property and equipment	(107)	(109)	(279)
Capitalized Software	(325)	(541)	(591)
Gross deferred tax liabilities	(8,207)	(9,198)	(10,266)
Net deferred tax assets/(liabilities)	$(190)	$5	$(11)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending balance of total unrecognized tax position is as follows:

Unrecognized Tax Benefits
(in thousands)
Balance – December 31, 2021	$4,119
Additions based on tax positions related to current year	7,187
Reductions for tax positions of prior years	(54)
Balance – December 31, 2022	$11,252
Additions based on tax positions related to current year	5,273
Reductions for tax positions of prior years	(13)
Balance – December 31, 2023	$16,512
Additions based on tax positions related to current year	4,779
Reductions for tax positions of prior years	(474)
Balance – December 31, 2024	$20,817